Non-controlling interest - Summarized cash flows - (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net changes in non cash working capital items	$ 18,239	$ 3,680
Net cash generated from operating activities	66,981	39,587
Net cash used in investing activities	(34,249)	(54,621)
Net cash from (used in) financing activities	(4,066)	36,162
Effect of foreign exchange rate changes on cash and cash equivalents	(173)	20
Increase in cash and cash equivalents	28,493	21,148
Cash and cash equivalents, beginning of the year	42,980	21,832
Cash and cash equivalents, end of the year	71,473	42,980
Corona
Cash flows from operating activities
Cash generated from operating activities	64,797	63,887
Net changes in non cash working capital items	(2,992)	(2,895)
Decomissioning liabilities settled	(405)	(915)
Income taxes paid	(12,824)	(21,885)
Net cash generated from operating activities	48,576	38,192
Net cash used in investing activities	(19,205)	(25,882)
Net cash from (used in) financing activities	705	4,775
Effect of foreign exchange rate changes on cash and cash equivalents	(53)	21
Increase in cash and cash equivalents	30,023	17,106
Cash and cash equivalents, beginning of the year	35,004	17,898
Cash and cash equivalents, end of the year	$ 65,027	$ 35,004